Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Intangible Assets, Net [Abstract]
Schedule of Other Intangible Assets, Net	Other intangible assets, net, are comprised of the following:
	Weighted average remaining useful life	December 31,
	(years)	2024	2023
Original amounts:

Customer relationships	4.9	$58,943	$60,328
Technology	2.5	69,820	70,554
Patents	0	1,316	1,324

		130,079	132,206

Accumulated amortization:

Customer relationships		37,007	32,235
Technology		65,480	61,408
Patents		1,316	1,246

		103,803	94,889

Other intangible assets, net		$26,276	$37,317

Schedule of Other Intangible Assets Future Amortization Expense	Estimated amortization expense for future periods:
2025	$7,230
2026	6,961
2027	4,516
2028	3,095
2029	2,678
Thereafter	1,796

$26,276